INCOME TAXES (Reconciliation Of Statutory Tax Rate To Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Loss before taxes on income	$ (6,843)	$ (47,806)	$ (32,445)
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expenses (benefits) on the above amount at the Israeli statutory tax rate	(1,711)	(11,473)	(8,111)
Increase in taxes resulting from "Approved/Privileged Enterprise" benefits		3,625	4,987
Difference in basis of measurement for tax purpose	2,984	(947)	452
Change in valuation allowance, net	(12,176)	19,151	(208)
Non-deductible stock-based compensation	122	511	471
Non-deductible expenses	257	(1,759)	1,256
State deferred taxes	(400)	(492)	(129)
Bargain purchase price			(3,101)
Increase in taxes resulting from tax settlement with tax authorities		697
Dffference in tax rates	4,118	(3,161)	(933)
Tax contingencies	5,929	554
Return to provision	(3,449)	(2,915)
Pre-paid taxes		1,001
Others	(176)	(848)	206
Taxes in income (tax benefit)	$ (4,502)	$ 3,944	$ (5,110)